UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mount Kellett Capital Management LP

Address:   623 Fifth Avenue, 18th Floor
           New York, NY 10022


Form 13F File Number: 028-13817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Fiorello
Title:  Authorized Signatory
Phone:  212-588-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Jonathan Fiorello              New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      906,659
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ------
A123 SYS INC                 COM              03739T108   10,358  1,631,191 SH       SOLE                 1,631,191
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146   21,440  2,795,291 SH       SOLE                 2,795,291
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140  172,628  5,062,402 SH       SOLE                 5,062,402
FIRST REP BK SAN FRAN CALI N COM              33616C100  122,690  4,513,979 SH       SOLE                 4,513,979
HUNTSMAN CORP                COM              447011107  107,148  6,165,000 SH       SOLE                 6,165,000
LYONDELLBASELL INDUSTRIES N  SHS -A-          N53745100  179,219  4,531,462 SH       SOLE                 4,531,462
SANDRIDGE ENERGY INC         COM              80007P307  213,375 16,669,907 SH       SOLE                16,669,907
SUNOCO INC                   COM              86764P109   79,801  1,750,400 SH       SOLE                 1,750,400


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